Supplement dated June 24, 2011 to

Evermore Funds Trust

Statement of Additional Information dated April 30, 2011

This supplement makes the following amendments to disclosures in the Statement of Additional Information (“SAI”) dated April 30, 2011.

Effective June 23, 2011, Stephen Apkon has resigned as Trustee of Evermore Funds Trust.

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Please retain this supplement for future reference.